Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2022 USD ($)
2023
Disclosure Of Income tax [Line Items]
Tax losses	$ 994,000
2024
Disclosure Of Income tax [Line Items]
Tax losses	4,757,000
2025
Disclosure Of Income tax [Line Items]
Tax losses	3,285,000
2026
Disclosure Of Income tax [Line Items]
Tax losses	10,496,000
2027
Disclosure Of Income tax [Line Items]
Tax losses	$ 4,533,000